Significant Accounting Policies - Additional information (Detail) $ in Millions	12 Months Ended
Mar. 31, 2023 CAD ($)
Disclosure Of Significant Accounting Policies [Line Items]
Impairment Loss	$ 0
Computer software [member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Computer software [member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill	10 years